Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000126627
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Flex ETF Portfolio
Class Name	Portfolio
Trading Symbol	TMRF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Flex ETF Portfolio for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The S&P 500 and the Bloomberg U.S. Aggregate Bond Index both fell during the 1st quarter of 2026 ( 4.3% and  0.1%, respectively), yet all the TOPS portfolios delivered positive returns for investors. As the S&P 500 rebounded +15.2% in the 2nd quarter, the TOPS portfolios had a very strong quarter as well, leading to particularly strong performance for the equity-centric TOPS models versus the S&P 500’s return of +10.2% YTD.

Year-to-date, small cap (S&P Small Cap 600 Total Return Index) leads at +23.9%, followed by mid cap (S&P MidCap 400 Total Return Index) at +17.3%. Large cap growth (S&P 500 Growth Total Return Index) has gained +12.0%, while large cap value (S&P 500 Value Total Return Index) is up +8.0%. Internationally, emerging markets ex-China (MSCI Emerging Markets ex China Net Return USD Index) leads at +38.8%. Emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex State Owned Enterprises Index) have returned +22.4%, while developed international (FTSE Developed ex US All Cap Net Tax [US RIC] Index) is up +14.3%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) have gained +9.3%. Among other asset classes, global real estate (FTSE EPRA Nareit Global REITs Net Tax Index) has gained +11.6%, while global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +8.4%

On the fixed income side, high yield corporate bonds (Solactive USD High Yield Corporates Total Market Index) and emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) lead at +1.8%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Total Return Index Unhedged USD) have gained +1.6%, while global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index TR Index Value Hedged USD) are up +1.4%. Short-term corporate bonds (Bloomberg US Corporate 1-3 Yr Total Return Index Value Unhedged USD) have returned +1.2%, followed by mortgage-backed securities (Bloomberg US MBS Float Adjusted Total Return Index Value Unhedged USD) at +1.1% and corporate bonds (ICE BofA US Corporate Index) at +1.0%. Short-term Treasuries (Bloomberg U.S. Treasury: 1-3 Year Total Return Index Value Unhedged USD) are up +0.6%, while intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index Value Unhedged USD) remain slightly negative at -0.1%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	TOPS Managed Risk Flex ETF Portfolio	S&P 500® Index
Jun-2016	$10,000	$10,000
Jun-2017	$10,824	$11,790
Jun-2018	$11,277	$13,484
Jun-2019	$11,683	$14,889
Jun-2020	$11,680	$16,006
Jun-2021	$13,778	$22,536
Jun-2022	$12,476	$20,144
Jun-2023	$12,919	$24,091
Jun-2024	$13,978	$30,006
Jun-2025	$14,662	$34,556
Jun-2026	$16,780	$42,271

Average Annual Return [Table Text Block]
Table Summary
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Flex ETF Portfolio	7.29%	14.45%	4.02%	5.31%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 120,162,698
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 180,834
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$120,162,698 Number of Portfolio Holdings30 Advisory Fee $180,834 Portfolio Turnover6%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	87.5%
Money Market Funds	12.5%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.8%
Collateral for Securities Loaned	1.4%
Money Market	11.2%
Fixed Income	38.6%
Equity	49.6%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard S&P 500 ETF	10.9%
Vanguard FTSE Developed Markets ETF	9.4%
Vanguard Short-Term Inflation-Protected Securities ETF	9.0%
State Street SPDR Portfolio Short Term Corporate Bond ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.3%
State Street SPDR Portfolio S&P 400 Mid Cap ETF	5.4%
State Street SPDR Portfolio S&P 500 Value ETF	5.1%
State Street SPDR Portfolio S&P 600 Small Cap ETF	3.6%
Vanguard Intermediate-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

[1]	Annualized